Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2011
Registrant Name	MIDAS PERPETUAL PORTFOLIO, INC.
Central Index Key	0000015260
Amendment Flag	false
Document Creation Date	Apr 30, 2012
Document Effective Date	Apr 30, 2012
Prospectus Date	Apr 30, 2012

MIDAS PERPETUAL PORTFOLIO, INC.
MIDAS PERPETUAL PORTFOLIO, INC
INVESTMENT OBJECTIVE
The Fund seeks to preserve and increase the purchasing power value of its shares over the long term.
FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MIDAS PERPETUAL PORTFOLIO, INC.
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee on shares redeemed within 30 days of purchase	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MIDAS PERPETUAL PORTFOLIO, INC.
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.10%
Acquired Fund Fees and Expenses		0.10%
Total Annual Fund Operating Expenses	[1]	1.95%
Fee Waiver	[2]	0.50%
Total Annual Fund Operating Expenses After Fee Waiver		1.45%
[1]	The total annual fund operating expenses listed above do not correlate to the ratio of expenses to average net assets listed in the "Financial Highlights" on page 25, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The investment manager has contractually agreed with the Fund to waive its management fee for the period that is one year from the effective date of the Fund's registration statement. The fee waiver agreement may only be amended or terminated with the approval of the Fund's Board of Directors.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses were those in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
MIDAS PERPETUAL PORTFOLIO, INC.	148	564	1,006	2,234

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Fund
In pursuit of its investment objective, the Fund normally seeks to invest a fixed target percentage of its total assets in each of the following investment categories (fixed target percentage in parentheses): gold (20%); silver (10%); Swiss franc assets (20%); hard asset securities (25%); and large capitalization growth stocks (25%). Pending investment, or for purposes of taking temporary defensive positions, the Fund may hold money market funds, money market instruments, bank deposits, investment grade, short term corporate bonds and banker’s acceptances, and similar investments without limit.

Gold and silver investments include bullion, bullion type coins, and exchange traded grantor trusts that invest therein (“ETFs”). From time to time, mining company shares may be used to achieve target allocations in gold and silver if deemed attractive for tax planning or other purposes. Swiss franc assets include Swiss franc denominated deposits and bonds of the federal government of Switzerland of any maturity. Hard asset securities (e.g., common and preferred stocks, bonds, convertible securities, etc.) include those of U.S. and foreign companies dealing primarily in real estate (such as timberland, ranching and farm land, raw land, and land with improvements and structures) and natural resources (such as oil, gas, coal, precious and non-precious metals, and minerals). Large capitalization growth stocks normally include U.S. and foreign companies with market capitalizations over $50 billion which the investment manager believes may experience growth in revenues, earnings, or other similar measures and may include options, warrants, and similar derivatives on such stocks. Also, from time to time, the Fund may use leverage to increase its investment in large capitalization growth stocks to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may trade securities actively in pursuit of its investment objective. The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.
Principal Risks of Investing in the Fund
An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program.

Market. The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund’s portfolio. A risk of investing in stocks or gold or silver is that their value will go up and down reflecting market movements and you could lose money. Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Foreign Investment. Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers. Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies. There may be less publicly available information about a foreign company than a U.S. company. Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the countries that issue the securities or in which the issuers are located. With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in those foreign countries. If the value of any foreign currency in which the Fund’s investments are denominated declines relative to the U.S. dollar, the value of the Fund’s investments is expected to decline proportionately. In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

Pricing. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Non-Diversification. The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. As a result, the Fund may hold a smaller number of issuers than if it were diversified. Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund’s total returns.

Investments in Gold and Silver. Investment in gold and silver are considered speculative. The Fund’s investments can be significantly affected by developments in the precious metals industries and are linked to the prices of gold and silver. These prices can be influenced by a variety of global economic, financial, and political factors and may fluctuate substantially over short periods of time and be more volatile than other types of investments. Economic, political, or other conditions affecting one or more of the major sources of gold and silver could have a substantial effect on supply and demand in countries throughout the world. Additionally, the majority of such producers are domiciled in a limited number of countries. Moreover, under the federal tax law, the Fund may not earn more than 10% of its annual gross income from gains resulting from selling gold and silver. Accordingly, the Fund may be required to hold gold and silver or to sell them at a loss, or to sell securities at a gain, when for investment reasons it would not otherwise do so.

Investment Companies and ETFs. Subject to the limitations set forth in the 1940 Act, or as otherwise permitted by the Securities and Exchange Commission, the Fund may acquire shares in other investment companies and in ETFs. The ETFs in which the Fund may invest will generally have investment exposure to gold and silver which may subject them to greater volatility than investments in traditional securities. The market value of the shares of other investment companies and ETFs may differ from their net asset value. As an investor in investment companies and ETFs, the Fund would bear its ratable share of that entity’s expenses, including its investment management and administration fees, while continuing to pay its own investment management and administration fees and other expenses. As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs.

Natural Resource Companies. Natural resource companies can be significantly affected by the supply of and demand for the indicated commodities and related services, exploration and production spending, government regulation, world events, and economic conditions. The operations and financial performance of natural resources companies may be directly affected by the prices of the indicated commodities, especially those natural resources companies for whom the commodities they own are significant assets. The stock prices of natural resources companies may experience greater price volatility than other types of common stocks.

Depletion and Exploration Risk. To maintain or increase their revenue level, natural resource companies or their customers need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long term contracts to acquire reserves. The financial performance of natural resources companies may be adversely affected if they, or the companies to whom they provide products or services, are unable to cost-effectively acquire additional products or reserves sufficient to replace the natural decline.

Gold and Silver Mining Company Risk. The profitability of companies involved in gold and silver mining and related activities is significantly affected by changes in the market price of gold and silver. Gold and silver mining companies also face risks related to their operations that may affect overall profitability. These risks include the uncertainty and cost of mineral exploration and acquisitions and the uncertainties and unexpected problems and delays in developing mines. In addition, the business of gold and silver mining is subject to numerous risks that could adversely impact such companies. These risks include environmental hazards, industrial accidents, underground fires, labor disputes, unexpected geological formations, availability of appropriately skilled persons, unanticipated ground and water conditions, fall of ground accidents, legal and regulatory restrictions and seismic activity.

Leverage. The Fund may use leverage to the extent permitted under the 1940 Act. Leveraging (buying securities using borrowed money) exaggerates the effect on net asset value (“NAV”) of any increase or decrease in the market value of the Fund’s investments. Money the Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets. These borrowings would be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. There can be no assurance that the Fund’s use of leverage will be successful.

Security Selection. The securities in the Fund's portfolio may decline in value. The investment manager could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities Lending. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

In-Kind Redemptions. The Fund may require redeeming shareholders to accept readily tradable gold and silver, bullion, coins, ETF shares or other Fund holdings in complete or partial payment of redemptions.

Fixed Income Securities. The Fund may invest in fixed income securities that are affected by changes in interest rates. When interest rates rise, the prices of fixed income securities typically fall in proportion to their maturities. Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due or that the value of the security will suffer because investors believe the issuer is less able to pay. Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early. If issuers exercise this right, holders of these types of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline. Although the Fund may invest in fixed income securities of any credit quality or maturity, it has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade.

Swiss Franc Assets. The Swiss franc is subject to the risk that inflation will decrease in the United States or rise in Switzerland. Swiss government bonds are subject to some risk of default.

Real Estate Investment Trusts and Other Real Estate Companies. Real estate investment trusts (“REITs”) and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law.

Active Trading. The Fund may trade securities actively. This strategy could increase transaction costs, reduce performance, and result in increased taxable distributions, which could lower a Fund’s after tax performance.
Past Performance
The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The following table compares the Fund’s average annual returns for the 1, 5, and 10 year periods with appropriate broad based securities market indices. The Lipper Mixed-Asset Target Allocation Conservative Funds Index (“LMTACFI”) is an equally weighted average of the managed mixed-asset target allocation conservative funds tracked by Lipper which reflects certain of the market sectors in which the Fund may invest. The Lipper Mixed Asset Target Allocation Moderate Index (“LMATAMI”) is an equally weighted average of the managed mixed-asset target allocation moderate funds tracked by Lipper which reflects certain of the market sectors in which the Fund may invest. The LMATAMI may provide a more appropriate basis for comparison than the LMTACFI with respect to the Fund’s performance. Past performance (before and after taxes) is not predictive of future performance.

Prior to December 29, 2008, the Fund (formerly known as Midas Dollar Reserves, Inc.) operated as a money market fund and invested exclusively in securities issued by the U.S. Government, its agencies and instrumentalities. On December 29, 2008, the Fund changed its name from Midas Dollar Reserves, Inc. to Midas Perpetual Portfolio, Inc. and began operating as a fluctuating net asset value fund with the investment objective, strategies, and risks above.
MIDAS PERPETUAL PORTFOLIO – Year-by-year total return as of 12/31 each year (%)

Best Quarter: 7/1/09 - 9/30/09 7.69% Worst Quarter: 7/1/11 - 9/30/11 (3.10)%
Average annual total return for the periods ended December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years
MIDAS PERPETUAL PORTFOLIO, INC.	0.96%	7.05%	4.15%
Return After Taxes on Distributions MIDAS PERPETUAL PORTFOLIO, INC.	(0.24%)	6.36%	3.57%
Return After Taxes on Distributions and Sale of Fund Shares MIDAS PERPETUAL PORTFOLIO, INC.	1.94%	5.82%	3.30%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) MIDAS PERPETUAL PORTFOLIO, INC.	2.11%	(0.25%)	2.92%
LMTACFI MIDAS PERPETUAL PORTFOLIO, INC.	2.53%	3.69%	4.37%
LMATAMI MIDAS PERPETUAL PORTFOLIO, INC.	0.37%	1.40%	4.06%

The Fund’s returns shown above include the effect of reinvesting dividends and capital gain distributions. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder’s tax situation, returns may vary from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MIDAS PERPETUAL PORTFOLIO, INC.
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
MIDAS PERPETUAL PORTFOLIO, INC.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MIDAS PERPETUAL PORTFOLIO, INC
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to preserve and increase the purchasing power value of its shares over the long term.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses were those in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of its investment objective, the Fund normally seeks to invest a fixed target percentage of its total assets in each of the following investment categories (fixed target percentage in parentheses): gold (20%); silver (10%); Swiss franc assets (20%); hard asset securities (25%); and large capitalization growth stocks (25%). Pending investment, or for purposes of taking temporary defensive positions, the Fund may hold money market funds, money market instruments, bank deposits, investment grade, short term corporate bonds and banker’s acceptances, and similar investments without limit.

		Gold and silver investments include bullion, bullion type coins, and exchange traded grantor trusts that invest therein (“ETFs”). From time to time, mining company shares may be used to achieve target allocations in gold and silver if deemed attractive for tax planning or other purposes. Swiss franc assets include Swiss franc denominated deposits and bonds of the federal government of Switzerland of any maturity. Hard asset securities (e.g., common and preferred stocks, bonds, convertible securities, etc.) include those of U.S. and foreign companies dealing primarily in real estate (such as timberland, ranching and farm land, raw land, and land with improvements and structures) and natural resources (such as oil, gas, coal, precious and non-precious metals, and minerals). Large capitalization growth stocks normally include U.S. and foreign companies with market capitalizations over $50 billion which the investment manager believes may experience growth in revenues, earnings, or other similar measures and may include options, warrants, and similar derivatives on such stocks. Also, from time to time, the Fund may use leverage to increase its investment in large capitalization growth stocks to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may trade securities actively in pursuit of its investment objective. The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program.

Market. The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund’s portfolio. A risk of investing in stocks or gold or silver is that their value will go up and down reflecting market movements and you could lose money. Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Foreign Investment. Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers. Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies. There may be less publicly available information about a foreign company than a U.S. company. Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the countries that issue the securities or in which the issuers are located. With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in those foreign countries. If the value of any foreign currency in which the Fund’s investments are denominated declines relative to the U.S. dollar, the value of the Fund’s investments is expected to decline proportionately. In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

Pricing. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Non-Diversification. The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. As a result, the Fund may hold a smaller number of issuers than if it were diversified. Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund’s total returns.

Investments in Gold and Silver. Investment in gold and silver are considered speculative. The Fund’s investments can be significantly affected by developments in the precious metals industries and are linked to the prices of gold and silver. These prices can be influenced by a variety of global economic, financial, and political factors and may fluctuate substantially over short periods of time and be more volatile than other types of investments. Economic, political, or other conditions affecting one or more of the major sources of gold and silver could have a substantial effect on supply and demand in countries throughout the world. Additionally, the majority of such producers are domiciled in a limited number of countries. Moreover, under the federal tax law, the Fund may not earn more than 10% of its annual gross income from gains resulting from selling gold and silver. Accordingly, the Fund may be required to hold gold and silver or to sell them at a loss, or to sell securities at a gain, when for investment reasons it would not otherwise do so.

Investment Companies and ETFs. Subject to the limitations set forth in the 1940 Act, or as otherwise permitted by the Securities and Exchange Commission, the Fund may acquire shares in other investment companies and in ETFs. The ETFs in which the Fund may invest will generally have investment exposure to gold and silver which may subject them to greater volatility than investments in traditional securities. The market value of the shares of other investment companies and ETFs may differ from their net asset value. As an investor in investment companies and ETFs, the Fund would bear its ratable share of that entity’s expenses, including its investment management and administration fees, while continuing to pay its own investment management and administration fees and other expenses. As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs.

Natural Resource Companies. Natural resource companies can be significantly affected by the supply of and demand for the indicated commodities and related services, exploration and production spending, government regulation, world events, and economic conditions. The operations and financial performance of natural resources companies may be directly affected by the prices of the indicated commodities, especially those natural resources companies for whom the commodities they own are significant assets. The stock prices of natural resources companies may experience greater price volatility than other types of common stocks.

Depletion and Exploration Risk. To maintain or increase their revenue level, natural resource companies or their customers need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long term contracts to acquire reserves. The financial performance of natural resources companies may be adversely affected if they, or the companies to whom they provide products or services, are unable to cost-effectively acquire additional products or reserves sufficient to replace the natural decline.

Gold and Silver Mining Company Risk. The profitability of companies involved in gold and silver mining and related activities is significantly affected by changes in the market price of gold and silver. Gold and silver mining companies also face risks related to their operations that may affect overall profitability. These risks include the uncertainty and cost of mineral exploration and acquisitions and the uncertainties and unexpected problems and delays in developing mines. In addition, the business of gold and silver mining is subject to numerous risks that could adversely impact such companies. These risks include environmental hazards, industrial accidents, underground fires, labor disputes, unexpected geological formations, availability of appropriately skilled persons, unanticipated ground and water conditions, fall of ground accidents, legal and regulatory restrictions and seismic activity.

Leverage. The Fund may use leverage to the extent permitted under the 1940 Act. Leveraging (buying securities using borrowed money) exaggerates the effect on net asset value (“NAV”) of any increase or decrease in the market value of the Fund’s investments. Money the Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets. These borrowings would be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. There can be no assurance that the Fund’s use of leverage will be successful.

Security Selection. The securities in the Fund's portfolio may decline in value. The investment manager could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities Lending. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

In-Kind Redemptions. The Fund may require redeeming shareholders to accept readily tradable gold and silver, bullion, coins, ETF shares or other Fund holdings in complete or partial payment of redemptions.

Fixed Income Securities. The Fund may invest in fixed income securities that are affected by changes in interest rates. When interest rates rise, the prices of fixed income securities typically fall in proportion to their maturities. Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due or that the value of the security will suffer because investors believe the issuer is less able to pay. Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early. If issuers exercise this right, holders of these types of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline. Although the Fund may invest in fixed income securities of any credit quality or maturity, it has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade.

Swiss Franc Assets. The Swiss franc is subject to the risk that inflation will decrease in the United States or rise in Switzerland. Swiss government bonds are subject to some risk of default.

Real Estate Investment Trusts and Other Real Estate Companies. Real estate investment trusts (“REITs”) and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law.

		Active Trading. The Fund may trade securities actively. This strategy could increase transaction costs, reduce performance, and result in increased taxable distributions, which could lower a Fund’s after tax performance.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. As a result, the Fund may hold a smaller number of issuers than if it were diversified. Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund’s total returns.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The following table compares the Fund’s average annual returns for the 1, 5, and 10 year periods with appropriate broad based securities market indices. The Lipper Mixed-Asset Target Allocation Conservative Funds Index (“LMTACFI”) is an equally weighted average of the managed mixed-asset target allocation conservative funds tracked by Lipper which reflects certain of the market sectors in which the Fund may invest. The Lipper Mixed Asset Target Allocation Moderate Index (“LMATAMI”) is an equally weighted average of the managed mixed-asset target allocation moderate funds tracked by Lipper which reflects certain of the market sectors in which the Fund may invest. The LMATAMI may provide a more appropriate basis for comparison than the LMTACFI with respect to the Fund’s performance. Past performance (before and after taxes) is not predictive of future performance.

		Prior to December 29, 2008, the Fund (formerly known as Midas Dollar Reserves, Inc.) operated as a money market fund and invested exclusively in securities issued by the U.S. Government, its agencies and instrumentalities. On December 29, 2008, the Fund changed its name from Midas Dollar Reserves, Inc. to Midas Perpetual Portfolio, Inc. and began operating as a fluctuating net asset value fund with the investment objective, strategies, and risks above.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Lipper Mixed-Asset Target Allocation Conservative Funds Index (“LMTACFI”) is an equally weighted average of the managed mixed-asset target allocation conservative funds tracked by Lipper which reflects certain of the market sectors in which the Fund may invest. The Lipper Mixed Asset Target Allocation Moderate Index (“LMATAMI”) is an equally weighted average of the managed mixed-asset target allocation moderate funds tracked by Lipper which reflects certain of the market sectors in which the Fund may invest. The LMATAMI may provide a more appropriate basis for comparison than the LMTACFI with respect to the Fund’s performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	MIDAS PERPETUAL PORTFOLIO – Year-by-year total return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 7/1/09 - 9/30/09 7.69% Worst Quarter: 7/1/11 - 9/30/11 (3.10)%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total return for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder’s tax situation, returns may vary from those shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund’s returns shown above include the effect of reinvesting dividends and capital gain distributions. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder’s tax situation, returns may vary from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
MIDAS PERPETUAL PORTFOLIO, INC. | MIDAS PERPETUAL PORTFOLIO, INC.
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares redeemed within 30 days of purchase	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.50%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.45%
One Year	rr_ExpenseExampleYear01	148
Three Years	rr_ExpenseExampleYear03	564
Five Years	rr_ExpenseExampleYear05	1,006
Ten Years	rr_ExpenseExampleYear10	2,234
2002	rr_AnnualReturn2002	0.63%
2003	rr_AnnualReturn2003	0.15%
2004	rr_AnnualReturn2004	0.29%
2005	rr_AnnualReturn2005	1.61%
2006	rr_AnnualReturn2006	3.88%
2007	rr_AnnualReturn2007	4.00%
2008	rr_AnnualReturn2008	1.22%
2009	rr_AnnualReturn2009	17.03%
2010	rr_AnnualReturn2010	13.04%
2011	rr_AnnualReturn2011	0.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.10%)
1 Year	rr_AverageAnnualReturnYear01	0.96%
5 Years	rr_AverageAnnualReturnYear05	7.05%
10 Years	rr_AverageAnnualReturnYear10	4.15%
MIDAS PERPETUAL PORTFOLIO, INC. | Return After Taxes on Distributions | MIDAS PERPETUAL PORTFOLIO, INC.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.24%)
5 Years	rr_AverageAnnualReturnYear05	6.36%
10 Years	rr_AverageAnnualReturnYear10	3.57%
MIDAS PERPETUAL PORTFOLIO, INC. | Return After Taxes on Distributions and Sale of Fund Shares | MIDAS PERPETUAL PORTFOLIO, INC.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.94%
5 Years	rr_AverageAnnualReturnYear05	5.82%
10 Years	rr_AverageAnnualReturnYear10	3.30%
MIDAS PERPETUAL PORTFOLIO, INC. | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
MIDAS PERPETUAL PORTFOLIO, INC. | LMTACFI
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.53%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	4.37%
MIDAS PERPETUAL PORTFOLIO, INC. | LMATAMI
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.37%
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	4.06%

[1]	The total annual fund operating expenses listed above do not correlate to the ratio of expenses to average net assets listed in the "Financial Highlights" on page 25, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The investment manager has contractually agreed with the Fund to waive its management fee for the period that is one year from the effective date of the Fund's registration statement. The fee waiver agreement may only be amended or terminated with the approval of the Fund's Board of Directors.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MIDAS PERPETUAL PORTFOLIO, INC.
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2012